Issued Capital and Reserves - Summary of Movement of Treasury Shares (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Apr. 25, 2018	Jul. 18, 2017
Disclosure of treasury shares [line items]
Number of shares issued				1,007,810
Total issued shares	¥ 5,000	¥ 4,000
Trust And Custody Services Bank Ltd [member]
Disclosure of treasury shares [line items]
Number of shares issued			1,172,332	1,007,810